Long -Term Debt - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total principal debt	$ 172,000	$ 92,591	$ 30,768
Debt issuance costs	(1,743)	(1,867)	(862)
Total debt, net	170,257	93,339	29,906
Less: current portion of long-term debt	170,257	2,853	309
Less: current 2021 Term Loan	172,000	0
Less: current portion of debt issuance costs	(1,743)	0
Long-term debt, net of current portion	0	90,486	29,597
Two Thousand And Eighteen Term Loan As Amended [Member]
Debt Instrument [Line Items]
Principal debt	0	$ 29,700	$ 29,775
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate		7.75%	8.30%
Two Thousand And Eighteen Delay Draw Down Term Loan [Member]
Debt Instrument [Line Items]
Principal debt	0	$ 2,990	$ 993
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate		7.75%	8.30%
Two Thousand And Twenty Term Loan [Member]
Debt Instrument [Line Items]
Principal debt	0	$ 19,401	$ 0
Debt Instrument, Interest Rate Terms		3 month LIBOR + 7.50%
Two Thousand And Twenty Delay Draw Term Loan [Member]
Debt Instrument [Line Items]
Principal debt	0	$ 40,500	0
Debt Instrument, Interest Rate Terms		3 month LIBOR + 7.50%
Two Thousand And Twenty One Term Loan [Member]
Debt Instrument [Line Items]
Principal debt	$ 172,000	$ 0
Debt Instrument, Interest Rate Terms	3 month LIBOR +3.5%
Paycheck Protection Programme And Other Loans [Member]
Debt Instrument [Line Items]
Principal debt	$ 0	$ 2,615	$ 0